Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Assets:
Cash and cash equivalents		¥ 1,140,901	¥ 1,321,241	¥ 1,185,961
Restricted Cash		113,872	83,876	¥ 88,242
Trading securities	[1]		422,053
Trading debt securities		24,560
Investment in securities:
Available-for-sale debt securities		1,137,081
Held-to-maturity debt securities		114,288	113,891
Other Assets:
Derivative assets		12,828	19,920
Liabilities:
Short-term debt		324,464	306,754
Deposits		1,857,879	1,757,462
Long-term Debt		3,861,037	3,826,504
Other Liabilities:
Derivative liabilities		28,721	10,295
Level 1
Assets:
Cash and cash equivalents		1,140,901	1,321,241
Restricted Cash		113,872	83,876
Installment loans (net of allowance for probable loan losses)		0	0
Equity securities	[2]	76,321
Trading securities			35,766
Trading debt securities		0
Investment in securities:
Practicable to estimate fair value			65,716
Not practicable to estimate fair value	[3]		0
Available-for-sale debt securities		21,661
Held-to-maturity debt securities		0
Other Assets:
Time deposits		0	0
Derivative assets	[4]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term Debt		0	0
Other Liabilities:
Derivative liabilities	[4]	0	0
Level 2
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		150,435	139,416
Equity securities	[2]	341,600
Trading securities			386,287
Trading debt securities		24,560
Investment in securities:
Practicable to estimate fair value			969,668
Not practicable to estimate fair value	[3]		0
Available-for-sale debt securities		992,872
Held-to-maturity debt securities		116,250
Other Assets:
Time deposits		4,119	3,378
Derivative assets	[4]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term debt		324,464	306,754
Deposits		1,726,529	1,759,248
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term Debt		1,075,943	922,319
Other Liabilities:
Derivative liabilities	[4]	0	0
Level 3
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		2,901,934	2,648,653
Equity securities	[2]	44,559
Trading securities			0
Trading debt securities		0
Investment in securities:
Practicable to estimate fair value			158,796
Not practicable to estimate fair value	[3]		0
Available-for-sale debt securities		122,548
Held-to-maturity debt securities		21,618
Other Assets:
Time deposits		0	0
Derivative assets	[4]	0	0
Reinsurance recoverables (Investment contracts)		51,340	52,015
Liabilities:
Short-term debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		269,419	275,979
Long-term Debt		2,771,939	2,908,210
Other Liabilities:
Derivative liabilities	[4]	0	0
Carrying amount
Assets:
Cash and cash equivalents		1,140,901	1,321,241
Restricted Cash		113,872	83,876
Installment loans (net of allowance for probable loan losses)		3,034,786	2,779,186
Equity securities	[2]	462,480
Trading securities			422,053
Trading debt securities		24,560
Investment in securities:
Practicable to estimate fair value			1,167,247
Not practicable to estimate fair value	[3]		140,155
Available-for-sale debt securities		1,137,081
Held-to-maturity debt securities		114,288
Other Assets:
Time deposits		4,119	3,378
Derivative assets	[4]	12,828	19,726
Reinsurance recoverables (Investment contracts)		50,805	51,351
Liabilities:
Short-term debt		324,464	306,754
Deposits		1,724,360	1,757,462
Policy liabilities and Policy account balances (Investment contracts)		269,255	275,507
Long-term Debt		3,861,037	3,826,504
Other Liabilities:
Derivative liabilities	[4]	28,125	10,295
Estimated fair value
Assets:
Cash and cash equivalents		1,140,901	1,321,241
Restricted Cash		113,872	83,876
Installment loans (net of allowance for probable loan losses)		3,052,369	2,788,069
Equity securities	[2]	462,480
Trading securities			422,053
Trading debt securities		24,560
Investment in securities:
Practicable to estimate fair value			1,194,180
Not practicable to estimate fair value	[3]		140,155
Available-for-sale debt securities		1,137,081
Held-to-maturity debt securities		137,868
Other Assets:
Time deposits		4,119	3,378
Derivative assets	[4]	12,828	19,726
Reinsurance recoverables (Investment contracts)		51,340	52,015
Liabilities:
Short-term debt		324,464	306,754
Deposits		1,726,529	1,759,248
Policy liabilities and Policy account balances (Investment contracts)		269,419	275,979
Long-term Debt		3,847,882	3,830,529
Other Liabilities:
Derivative liabilities	[4]	¥ 28,125	¥ 10,295

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[2]	The amount of ¥14,813 million of investment funds measured at net asset value per share is not included.
[3]	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 "Fair Value Measurements."